property, plant and equipment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
property, plant and equipment
Property, plant and equipment at beginning of period			$ 14,232
Depreciation	$ 505	$ 470	1,028	$ 940
Property, plant and equipment at end of period	14,559		14,559
Contractual commitments for the acquisition of property, plant and equipment	205		205		$ 136
Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			12,882
Property, plant and equipment at end of period	13,114		13,114
Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			10,653
Property, plant and equipment at end of period	10,555		10,555
Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			1,262
Property, plant and equipment at end of period	1,280		1,280
Owned assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			498
Property, plant and equipment at end of period	496		496
Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period			48
Property, plant and equipment at end of period	53		53
Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period			421
Property, plant and equipment at end of period	730		730
Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			1,350
Property, plant and equipment at end of period	1,445		1,445
Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			213
Property, plant and equipment at end of period	254		254
Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			1,093
Property, plant and equipment at end of period	1,154		1,154
Impairment of assets			5
Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			44
Property, plant and equipment at end of period	37		37
Cost/Gross amount
property, plant and equipment
Property, plant and equipment at beginning of period			38,415
Additions			1,295
Additions arising from business acquisitions			65
Dispositions, retirements and other			(532)
Net foreign exchange differences			29
Property, plant and equipment at end of period	39,272		39,272
Cost/Gross amount | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			36,869
Additions			1,103
Additions arising from business acquisitions			23
Dispositions, retirements and other			(500)
Net foreign exchange differences			16
Property, plant and equipment at end of period	37,511		37,511
Cost/Gross amount | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			31,713
Additions			393
Additions arising from business acquisitions			4
Dispositions, retirements and other			(379)
Assets under construction put into service	263		263
Net foreign exchange differences			2
Property, plant and equipment at end of period	31,996		31,996
Cost/Gross amount | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			3,314
Additions			15
Additions arising from business acquisitions			12
Dispositions, retirements and other			1
Assets under construction put into service	39		39
Net foreign exchange differences			5
Property, plant and equipment at end of period	3,386		3,386
Cost/Gross amount | Owned assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			1,373
Additions			24
Additions arising from business acquisitions			7
Dispositions, retirements and other			(122)
Assets under construction put into service	55		55
Net foreign exchange differences			9
Property, plant and equipment at end of period	1,346		1,346
Cost/Gross amount | Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period			48
Additions			5
Property, plant and equipment at end of period	53		53
Cost/Gross amount | Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period			421
Additions			666
Assets under construction put into service	(357)		(357)
Property, plant and equipment at end of period	730		730
Cost/Gross amount | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			1,546
Additions			192
Additions arising from business acquisitions			42
Dispositions, retirements and other			(32)
Net foreign exchange differences			13
Property, plant and equipment at end of period	1,761		1,761
Cost/Gross amount | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			219
Additions			54
Dispositions, retirements and other			1
Property, plant and equipment at end of period	274		274
Cost/Gross amount | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			1,267
Additions			131
Additions arising from business acquisitions			41
Dispositions, retirements and other			(24)
Net foreign exchange differences			13
Property, plant and equipment at end of period	1,428		1,428
Cost/Gross amount | Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			60
Additions			7
Additions arising from business acquisitions			1
Dispositions, retirements and other			(9)
Property, plant and equipment at end of period	59		59
Accumulated depreciation
property, plant and equipment
Property, plant and equipment at beginning of period			(24,183)
Depreciation			1,028
Dispositions, retirements and other			(509)
Net foreign exchange differences			11
Property, plant and equipment at end of period	(24,713)		(24,713)
Accumulated depreciation | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period			(23,987)
Depreciation			904
Dispositions, retirements and other			(503)
Net foreign exchange differences			9
Property, plant and equipment at end of period	(24,397)		(24,397)
Accumulated depreciation | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			(21,060)
Depreciation			767
Dispositions, retirements and other			(387)
Net foreign exchange differences			1
Property, plant and equipment at end of period	(21,441)		(21,441)
Accumulated depreciation | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period			(2,052)
Depreciation			62
Dispositions, retirements and other			(10)
Net foreign exchange differences			2
Property, plant and equipment at end of period	(2,106)		(2,106)
Accumulated depreciation | Owned assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			(875)
Depreciation			75
Dispositions, retirements and other			(106)
Net foreign exchange differences			6
Property, plant and equipment at end of period	(850)		(850)
Accumulated depreciation | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period			(196)
Depreciation			124
Dispositions, retirements and other			(6)
Net foreign exchange differences			2
Property, plant and equipment at end of period	(316)		(316)
Accumulated depreciation | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period			(6)
Depreciation			14
Property, plant and equipment at end of period	(20)		(20)
Accumulated depreciation | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period			(174)
Depreciation			101
Dispositions, retirements and other			(3)
Net foreign exchange differences			2
Property, plant and equipment at end of period	(274)		(274)
Accumulated depreciation | Right-of-use lease assets | Other
property, plant and equipment
Property, plant and equipment at beginning of period			(16)
Depreciation			9
Dispositions, retirements and other			(3)
Property, plant and equipment at end of period	$ (22)		$ (22)